UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04930

Prudential Investment Portfolios 4

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 4/30/2012

Date of reporting period: 7/31/2011

Item 1.	Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.3%
Alabama — 0.7%
Cullman Cnty. Healthcare Auth., Cullman Reg. Med. Ctr., Ser. A	Ba1	7.000%	02/01/36	$ 1,000	$ 977,120
Selma Indl. Dev. Brd. Rev., Gulf Opportunity Zone, Intl. Paper Co.,
Ser. A	Baa3	5.800%	05/01/34	1,000	1,007,400
Ser. A	BBB(b)	6.250%	11/01/33	1,750	1,824,305

					3,808,825

Arizona — 2.0%
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	Baa2	7.250%	04/01/40	1,500	1,670,280
Pima Cnty. Indl. Dev. Auth. Rev.,
Ed. Fac.-P.L.C. Charter Sch. Proj.	NR	6.750%	04/01/36	1,500	1,292,805
Tucson Elec. Pwr. Co.	Baa3	5.750%	09/01/29	3,500	3,542,385
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950%	10/01/20	1,000	994,040
Tucson Elec. Pwr. Co., Ser. A	Baa3	5.250%	10/01/40	1,000	919,820
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250%	10/01/19	3,135	3,146,004

					11,565,334

California — 11.5%
California Cnty. Tob. Sec. Agcy., Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100%	06/01/28	1,750	1,471,260
California Hlth. Facs. Fing. Auth. Rev.,
Ref. Stanford Hosp., Ser. A-3	Aa3	5.500%	11/15/40	750	769,500
St. Joseph Hlth. Sys., Ser. A	A1	5.750%	07/01/39	1,000	1,011,350
California Muni. Fin. Auth. Rev. Eisenhower Med. Ctr., Ser. A	Baa1	5.750%	07/01/40	500	484,240
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250%	08/01/40	500	484,090
California St.,
GO	A1	6.000%	04/01/38	3,500	3,743,460
Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,038,190
Var. Purp., GO	A1	6.000%	11/01/39	1,500	1,608,690
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj.,
Ser. G-1	A2	5.750%	10/01/30	750	767,595
Ser. I-1	A2	6.375%	11/01/34	750	796,320
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Hlth. Oblig. Grp.	A+(b)	5.000%	11/01/40	800	738,800
John Muir Hlth.	A1	5.125%	07/01/39	500	478,875
Sch. Fac., Aspire Pub. Sch.	NR	6.000%	07/01/30	1,000	983,300
Sr. Living Southn. Calif. Presbyterian Homes	BBB(b)	7.250%	11/15/41	500	532,580
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist. #90-2	NR	6.000%	09/01/33	1,000	1,000,320
Chico Redev. Agcy. Tax Alloc. Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000%	04/01/30	2,000	1,789,440
Foothill/Eastern Trans. Corridor Agy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 07/15/09	Baa3	5.875%	01/15/28	6,700	6,544,560

Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	887,290
Asset Bkd., Sr., Ser. A-1	Baa3	5.750%	06/01/47	6,515	4,851,525
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.450%	09/01/36	1,500	1,281,015
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.200%	09/02/25	3,330	3,330,500
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.500%	12/01/24	3,000	3,033,540
M-S-R Energy Auth. Calif.,
Ser. A	A(b)	6.500%	11/01/39	2,000	2,169,640
Ser. A	A(b)	7.000%	11/01/34	1,650	1,896,213
Ser. B	A(b)	6.500%	11/01/39	2,000	2,169,640
Murrieta Cmnty. Facs. Dist. Spl. Tax, No. 2, The Oaks Impt. Area, Ser. A	NR	5.900%	09/01/27	1,000	954,020

Palomar Pomerado Healthcare Dist. Ctfs. Part.	Baa3	6.000%	11/01/41	1,800	1,639,476
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR	6.250%	09/01/23	3,000	3,049,320
Port of Oakland, Unrefunded Balance, Ser. K, A.M.T., NATL	A2	5.875%	11/01/30	4,960	4,961,141
Rancho Cordova Cmnty. Facs. Dist., Tax No. 2003-1,
Sunridge Anatolia	NR	6.000%	09/01/33	1,000	930,680
Sunridge Anatolia	NR	6.100%	09/01/37	1,980	1,836,608
Riverside Cnty. Calif. Redev. Agy. Tax Alloc. Intst. 215 Corridor, Ser. E	Baa2	6.500%	10/01/40	2,000	2,019,000
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000%	09/01/33	1,800	1,729,728
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000%	09/01/36	500	505,390
Torrance Calif. Rev., Torrance Mem. Med. Ctrs., Ser. A	A2	5.000%	09/01/40	500	461,860
Tustin Cnty. Redev. Agy. Tax Alloc. MCAS Tustin Redev. Proj. Area	A(b)	5.000%	09/01/40	1,000	854,630
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125%	08/01/21	1,500	1,544,745
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300%	09/01/36	1,000	753,210

					65,101,741

Colorado — 1.4%
Colorado Hlth. Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Ser. A	NR	5.750%	01/01/37	1,500	1,304,115
Hosp. Valley View Assn. Proj.	BBB+(b)	5.250%	05/15/42	2,000	1,735,200
Valley View Assn. Proj.	BBB+(b)	5.125%	05/15/37	1,240	1,072,241
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375%	12/15/30	1,260	1,261,852
E-470 Pub. Hwy. Auth. Rev., Ser. C	Baa2	5.375%	09/01/26	1,000	946,060
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.500%	11/15/38	1,500	1,645,035

					7,964,503

Connecticut — 1.1%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	A(b)	5.375%	07/01/41	1,250	1,252,325
Connecticut St. Dev. Auth. Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750%	11/01/37	1,600	1,568,000
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750%	01/01/43	1,000	1,034,200
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875%	04/01/39	2,000	2,170,600

					6,025,125

Delaware — 0.3%
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000%	06/01/30	2,000	1,453,260

District of Columbia — 0.3%
District of Columbia Univ. Rev., Gallaudet Univ.	A2	5.500%	04/01/34	400	405,056
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250%	10/01/27	1,500	1,551,480

					1,956,536

Florida — 6.0%
Capital Tr. Agy. Rev. Rfdg., Air Cargo, Aero Miami FX LLC, Ser. A	Baa3	5.350%	07/01/29	2,500	2,365,150
Citizens Ppty. Ins. Corp., Sr. Secd.,
Coastal, Ser. A-1	A2	5.000%	06/01/19	1,250	1,300,538
High Act	A2	6.000%	06/01/16	1,500	1,688,190

Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Charter Sch., Ser. A	NR	6.000%	09/15/40	1,750	1,579,410
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.375%	11/15/26	3,000	2,869,950
Spl. Purp. - Jetblue Airways Corp., A.M.T.	NR	6.500%	11/15/36	2,000	1,908,080
Highlands Cmnty. Dev. Spl. Assmt. (original cost $400,000; purchased 10/06/05)(d)(e)(f)	NR	5.550%	05/01/36	400	205,324
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(g)	Baa3	8.000%	08/15/32	1,000	1,398,870
Tampa Electric	Baa1	5.650%	05/15/18	1,000	1,144,100
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750%	05/01/36	1,860	1,011,766
Jacksonville Econ. Dev., Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300%	05/01/37	3,000	2,578,770

Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Baa3	6.700%	11/15/19	1,000	1,013,150
North Sumter Cnty. Util. Dependent Dist. Util. Rev.	BBB(b)	5.750%	10/01/43	1,500	1,493,325
Reunion West Cmnty. Dev. Dist. Spec. Assmt.(h)	NR	6.250%	05/01/36	1,420	733,302
St. Johns. Cnty. Fla. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	NR	6.000%	08/01/45	1,000	981,510
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500%	11/15/39	1,500	1,636,215
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625%	07/01/39	1,000	1,010,450
Seminole Tribe Rev.,
Gaming Div., Tribal Eco. Dev. Bds., Ser. 2010A, 144A	Ba1	5.125%	10/01/17	1,500	1,459,770
Spl. Oblig., Ser. A, 144A	Ba2	5.500%	10/01/24	1,000	929,860
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A2	5.250%	10/01/34	1,250	1,210,837
South Lake Hosp., Ser. A	Baa2	6.250%	04/01/39	1,910	1,914,393
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt. Rev., Rfdg., Phase II	NR	6.125%	05/01/39	2,775	2,729,240
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt. Rev.	NR	7.000%	05/01/41	1,000	1,038,200

					34,200,400

Georgia — 1.4%
Atlanta Arpt. Rev., Rfdg., Ref. Gen., Ser. B, A.M.T.	A1	5.000%	01/01/30	500	499,980
Burke Cnty. Dev. Auth. Poll. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B	Baa1	5.500%	01/01/33	1,000	1,038,810
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines,
Ser. A	CCC+(b)	8.750%	06/01/29	2,000	2,316,920
Ser. B, A.M.T.	CCC+(b)	9.000%	06/01/35	1,000	1,072,670
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125%	02/15/34	1,200	1,053,768
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150%	02/01/20	1,000	1,214,990
Marietta Development Auth. Rev., Life Univ.	Ba3	7.000%	06/15/39	1,000	960,910

					8,158,048

Guam — 0.2%
Guam Govt., Ser. A
	B+(b)	7.000%	11/15/39	1,000	1,031,670

Hawaii — 0.6%
Hawaii Pac. Hlth. Rev.,
Spl. Purp.	A3	5.750%	07/01/40	500	471,165
Spl. Purp. Ser. B	A3	5.500%	07/01/40	1,000	908,840
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000%	11/15/44	1,000	1,100,280
Hawaiian Elec. Co.	Baa1	6.500%	07/01/39	1,000	1,049,920

					3,530,205

Idaho — 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750%	11/01/37	1,000	1,091,950
Idaho Hsg. & Fin. Assn. Rev., North Star Charter Sch. Proj.	BB(b)	9.500%	07/01/39	1,000	1,049,640

					2,141,590

Illinois — 8.0%
Chicago O’Hare Intl. Arpt. Rev., Gen.-Third Lien, Ser. C	A1	6.500%	01/01/41	1,000	1,100,510
Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250%	10/01/39	3,150	3,104,168
Cent. Dupage Health, Ser. B	AA(b)	5.500%	11/01/39	1,500	1,521,720
Friendship Vlg. Schaumburg, Ser. A	NR	5.625%	02/15/37	1,000	793,760
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/31	2,500	1,776,050
Illinois Inst. of Technology, Ser. A	Baa3	5.000%	04/01/36	5,000	3,423,250
Little Co. Mary Hosp. & Hlth.	A+(b)	5.375%	08/15/40	1,500	1,379,460
Navistar Intl. Recovery Zone Fac., Gty. Agmt. - Navistar, Inc.	B1	6.500%	10/15/40	1,000	1,027,750
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000%	08/15/39	1,500	1,601,385
Provena Hlth., Ser. A	Baa1	6.000%	05/01/28	1,500	1,523,295
Provena Hlth., Ser. A	Baa1	7.750%	08/15/34	1,000	1,099,630
Rush Univ. Med. Ctr. Oblig. Grp., Ser. A	A2	7.250%	11/01/38	3,405	3,708,317
Rush Univ. Med. Ctr., Ser. C	A2	6.625%	11/01/39	1,000	1,054,020

Silver Cross & Med. Ctrs.	BBB(b)	7.000%	08/15/44	3,000	3,123,150
Student Hsg., Rfdg. Edl. Advancement Fd., Inc., Ser. B	Baa3	5.000%	05/01/30	5,000	4,231,650
Swedish Covenant, Ser. A	BBB+(b)	6.000%	08/15/38	1,500	1,464,675
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	Aa2	6.250%	07/01/22	4,200	4,308,780
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, NATL	A2	5.250%	06/15/42	6,000	5,900,520
Railsplitter Tob. Settlement Auth. Rev.	A-(b)	6.000%	06/01/28	2,250	2,317,162
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 03/01/13)(g)	NR	6.700%	03/01/33	1,000	1,105,290

					45,564,542

Indiana — 2.1%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB+(b)	5.500%	03/01/37	2,000	1,884,860
Cmnty. Foundation Northwest Ind., Ser. A	BBB+(b)	6.000%	03/01/34	3,000	3,035,700
Indiana St. Fin. Auth. Env. Facs. Rev., Duke Energy Ind., Ser. B	A(b)	6.000%	08/01/39	1,000	1,064,630
Indiana St. Fin. Auth. Rev.,
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BBB-(b)	7.000%	10/01/39	1,000	1,001,710
Rfdg. Impt., U.S. Steel Corp.	Ba2	6.000%	12/01/26	1,000	1,010,010
Indiana St. Hsg. Fin. Auth. Single Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.000%	01/01/34	180	179,467
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	A2	5.750%	01/01/38	1,000	1,052,950
Vigo Cnty. Hosp. Auth. Rev.,
Union Hosp., Inc	NR	5.800%	09/01/47	1,500	1,257,780
Union Hosp., Inc	NR	7.750%	09/01/31	1,500	1,576,965

					12,064,072

Iowa — 0.2%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000%	06/01/43	1,000	1,022,950

Kansas — 0.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750%	11/15/38	1,000	1,062,180
Wyandotte Cnty. Kans. City Kans. Uni. Govt. Spl. Oblig. Rev., Cap. Apprec. Sales Tax-Sub. Lien, Ser. B	NR	5.850%(i)	06/01/21	2,500	1,422,900

					2,485,080

Kentucky — 1.0%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Health Sys.	Baa2	6.375%	06/01/40	3,500	3,567,060
Kentucky Economic Dev. Fin. Auth. Rev., Masonic Home Indpt. Living	NR	5.750%	05/15/17	1,250	1,250,050
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250%	06/01/39	500	521,635
Ser. B	Baa2	5.625%	09/01/39	500	498,220

					5,836,965

Louisiana — 2.2%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev.,
Westlake Chem. Corp., Ser. A-2	Ba2	6.500%	11/01/35	1,000	1,034,930
Woman’s Hosp. Foundation, Ser. A	A3	6.000%	10/01/44	2,000	1,960,320
Louisiana Pub. Facs. Auth. Rev., Franciscan Missionaries Hosp.	A2	6.750%	07/01/39	2,000	2,162,700
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	Aa3	6.750%	06/01/26	2,000	2,266,620
Tobacco Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	Baa3	5.500%	05/15/30	1,050	1,052,457
Ser. 2001B	Baa3	5.875%	05/15/39	4,000	3,953,680

					12,430,707

Maine — 0.4%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Center	Baa3	7.500%	07/01/32	2,000	2,150,480

Maryland — 1.5%
Cnty. of Anne Arundel Spl. Oblig., Vlg. South Waugh Chapel Proj., Tax Alloc.	NR	6.250%	07/01/40	2,000	1,935,040
Cnty. of Frederick Spl. Oblig., Sub. Urbana Cmnty. Dev. Auth., Ser. B	NR	5.500%	07/01/40	2,860	2,628,025
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200%	09/01/22	1,000	1,169,320
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Lifebridge Hlth.	A2	6.000%	07/01/41	600	626,874
Rfdg., Charlestown Cmnty.	NR	6.250%	01/01/41	1,500	1,535,265

Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.250%	12/01/13	700	722,603

					8,617,127

Massachusetts — 2.6%
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100%	07/01/32	3,730	3,292,098
Carleton Willard Vlg.	A-(b)	5.625%	12/01/30	400	403,008
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250%	06/01/16	1,000	1,000,180
Linden Ponds, Inc. Fac., Ser. A (original cost $1,020,130; purchased 07/20/07)(d)(f)	NR	5.750%	11/15/42	1,000	533,690
Solid Wst. Disp. Rev., Dominion Energy Brayton (Mandatory put date 05/01/19)	Baa2	5.750%	12/01/42	1,000	1,119,170
Tufts Med. Ctr., Ser. I	BBB(b)	7.250%	01/01/32	2,000	2,185,340
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. & Rfdg. Bonds, Ser. A	Aa1	7.500%	05/01/14	1,750	1,927,240
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Lowell Gen. Hosp., Ser. C	Baa1	5.125%	07/01/35	2,000	1,729,140
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., A.M.T., NATL	A3	5.000%	07/01/32	3,000	2,846,940

					15,036,806

Michigan — 4.3%
Detroit Mich. Distr. St. Aid, GO	Aa3	5.250%	11/01/35	500	496,565
Detroit Mich. Sewer Disp. Rev., Sr. Lien, Ser. B, A.G.M.	Aa3	7.500%	07/01/33	1,000	1,179,030
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BB+(b)	6.250%	07/01/40	3,000	2,830,080
Michigan Fin. Auth. Ltd. Oblig. Rev., Pub. Sch. Academy, Old Redford, Ser. A	BBB(b)	6.500%	12/01/40	745	710,320
Michigan Pub. Edl. Facs. Auth. Rev., Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.800%	09/01/30	1,250	1,053,887
Michigan St. Bldg. Auth. Rev., Rfdg., Ref. Facs. Proj., Ser. I-A	Aa3	5.375%	10/15/41	750	755,505
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A1	5.750%	11/15/39	1,000	994,370
Henry Ford Hlth. Sys. Rfdg., Ser. A	A1	5.250%	11/15/46	3,000	2,690,550
McLaren Healthcare Corp.	Aa3	5.750%	05/15/38	1,500	1,536,240
Michigan St. Strategic Fd. Ltd. Oblig. Rev.,
Detroit Ed., Rmkt.	A2	5.625%	07/01/20	1,000	1,127,290
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 06/02/14)	Baa3	6.750%	12/01/28	1,000	1,105,020
Dow Chemical, Ser. B-1	Baa3	6.250%	06/01/14	1,000	1,079,240
Michigan Strategic Fund Solid Wste. Disp. Rev., Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500%	12/01/13	1,000	1,051,360
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250%	09/01/39	2,150	2,482,154
William Beaumont Hosp., Ser. W	A1	6.000%	08/01/39	1,000	1,021,000
Summit Academy North Pub. Sch., Academy Rev., Rfdg.	BB+(b)	5.500%	11/01/30	1,500	1,166,280
Summit Academy Pub. Sch., Academy Rev., Rfdg.	BB+(b)	6.250%	11/01/25	2,060	1,833,256
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, GO	A3	6.750%	11/01/39	990	1,027,541

					24,139,688

Minnesota — 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Proj.	Ba1	6.000%	11/15/35	1,000	964,020

Mississippi — 0.2%
Warren Cnty. Gulf Opportunity Zone, Intl. Paper, Ser. A	BBB(b)	6.500%	09/01/32	1,000	1,044,990

Missouri — 0.3%
Manchester Tax Increment & Transn. Rev., Rfdg. Hwy 141, Manchester Rd. Proj.	NR	6.875%	11/01/39	1,500	1,523,820

Nevada — 0.7%
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375%	07/01/16	1,000	1,064,100
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375%	07/01/17	1,000	1,056,320
Clark Cnty. Impvt. Dist. Rev., Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100%	08/01/18	1,860	1,906,612

					4,027,032

New Hampshire — 0.5%
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Dartmouth-Hitchcock	A+(b)	6.000%	08/01/38	1,750	1,873,813
New Hampshire St. Business Fin. Auth. Poll. Ctrl. Rev., United Illuminating Co. Proj., A.M.T. (Mandatory put date 02/01/12)	Baa2	7.125%	07/01/27	1,000	1,028,360

					2,902,173

New Jersey — 7.6%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625%	01/01/38	1,000	839,590
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa3	5.500%	06/15/24	1,000	983,640
Cigarette Tax	Baa3	5.625%	06/15/19	1,250	1,250,400
Cigarette Tax	Baa3	5.750%	06/15/34	750	716,017
Continental Airlines, Inc., A.M.T.	B3	6.400%	09/15/23	2,000	1,985,680
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250%	09/15/29	6,530	6,233,473
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875%	07/01/28	1,000	972,290
Franciscan Oaks Proj. First Mtge. Rfdg.	NR	5.700%	10/01/17	165	165,015
Gloucester Marine, Ser. B, A.M.T.	NR	6.875%	01/01/37	3,000	2,685,750
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp.	A1	6.000%	07/01/41	500	525,530
Rfdg., Holy Name Med. Ctr.	Baa2	5.000%	07/01/25	1,625	1,485,201
St. Josephs Healthcare Sys.	Ba1	6.625%	07/01/38	3,000	3,037,080
Virtua Hlth.	A(b)	5.750%	07/01/33	2,000	2,079,800
New Jersey St. Ed. Facs. Auth. UMDNJ Rfdg., Univ. Med. & Dentistry, Ser. B	Baa1	7.500%	12/01/32	1,000	1,144,350
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.875%	12/15/38	2,000	2,146,260
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 01/01/15)	A3	5.310%(i)	01/01/35	4,000	3,277,840
Tobacco Settlement Fin. Corp., NJ Rev., Rfdg.,
Ser. 1A	Baa3	4.500%	06/01/23	5,290	4,795,174
Ser. 1A	Baa3	4.625%	06/01/26	5,000	3,993,200
Ser. 1A	Baa3	4.750%	06/01/34	3,000	2,059,890
Ser. 1A	Baa3	5.000%	06/01/41	4,500	3,087,180

					43,463,360

New Mexico — 0.8%
Farmington Poll. Ctrl. Rev., Rfdg., Pub. Svc. NM San Juan, Ser. A (Mandatory put date 06/01/20)	Baa3	5.200%	06/01/40	2,150	2,180,573
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.500%	07/01/35	1,110	1,185,136
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000%	08/01/39	1,250	1,246,262

					4,611,971

New York — 3.5%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375%	07/15/43	1,250	1,276,387
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	10.230%(i)	06/01/47	5,000	140,000
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	11.650%(i)	06/01/50	4,000	69,040
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000%	05/01/33	1,500	1,656,135
Ser. A	A3	6.250%	04/01/33	500	559,990
Metropolitan Transn. Auth. NY Rev., Transn., Ser. A	A2	5.000%	11/15/41	1,000	986,100

New York City Indl. Dev. Agcy. Rev.,
Civic Fac., Staten Island Univ. Hosp. Proj., Ser. B	Baa3	6.375%	07/01/31	905	905,996
Spl. Fac., American Airlines, JFK Int’l. Arpt., A.M.T.	B-(b)	7.125%	08/01/11	1,295	1,295,011
A.M.T.	B-(b)	7.500%	08/01/16	1,500	1,534,050
A.M.T.	B-(b)	7.750%	08/01/31	2,000	2,063,380
Spl. Fac., Terminal One Group Assn. Proj., A.M.T.	A3	5.500%	01/01/24	2,450	2,519,457
New York St. Dorm. Auth. Rev.,
Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A	Baa1	6.000%	07/01/40	1,000	1,029,150
Orange Reg.-Med. Ctr.	Ba1	6.250%	12/01/37	1,500	1,450,095
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Intl. Air Terminal	Baa3	5.000%	12/01/20	500	499,965
JFK Intl. Air Terminal	Baa3	6.000%	12/01/42	2,500	2,529,150
Suffolk Cnty. Indl. Dev. Agcy. Rev.,

Keyspan, Port Jefferson, A.M.T.	Baa1	5.250%	06/01/27	1,500	1,496,700

					20,010,606

North Carolina — 0.3%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750%	01/01/24	1,000	1,175,760
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge, Proj., Ser. A	NR	6.000%	01/01/39	750	693,262

					1,869,022

North Dakota — 0.3%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(b)	6.250%	07/01/21	1,870	1,872,861

Ohio — 4.2%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.125%	06/01/24	6,200	5,065,462
Ser. A-2	Baa3	5.375%	06/01/24	2,995	2,508,462
Ser. A-2	Baa3	5.875%	06/01/30	3,500	2,742,285
Ser. A-2	Baa3	5.875%	06/01/47	1,000	736,670
Ser. A-2	Baa3	6.500%	06/01/47	2,500	2,022,425
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa3	7.500%	01/01/30	2,930	2,944,445
Cnty. of Hancock, Ohio Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	A3	6.250%	12/01/34	600	624,534
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A	Aa3	6.000%	11/15/41	750	800,993
Promedica Healthcare, Ser. A	Aa3	6.500%	11/15/37	875	972,825
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250%	11/15/39	1,500	1,558,005
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEngery Generation,
Ser. A	Baa1	5.700%	02/01/14	1,500	1,612,845
Ser. C	Baa1	5.625%	06/01/18	500	550,300
Ohio St. Wtr. Dev. Auth. Rev.,
Allied Solid Wste. N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150%	07/15/15	1,250	1,279,087
FirstEnergy Generation, Ser. A (Mandatory put date 06/01/16)	Baa1	5.875%	06/01/33	500	556,955

					23,975,293

Oklahoma — 0.4%
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375%	06/01/24	1,000	1,035,640
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser. A	NR	7.125%	11/01/30	1,000	1,021,230

					2,056,870

Pennsylvania — 5.2%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys.,
West Penn, Ser. A	B2	5.000%	11/15/17	1,975	1,878,502
West Penn, Ser. A	B2	5.000%	11/15/28	1,000	843,630
West Penn, Ser. A	B2	5.375%	11/15/40	2,000	1,681,720
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250%	07/01/39	1,000	1,083,730
Central Bradford Progress Auth. Rev., Rfdg., Guthrie Healthcare Sys.	AA-(b)	5.375%	12/01/41	1,000	991,780
Cumberland Cnty. Mun. Auth. Rev.,
Asbury PA Oblig. Grp.	NR	6.125%	01/01/45	2,000	1,794,220
Diakon Lutheran	NR	6.375%	01/01/39	1,000	1,013,180
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900%	07/01/40	1,000	833,920
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	Aa2	5.125%	06/01/41	1,450	1,471,735

Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500%	08/15/35	1,000	920,080
Pennsylvania Econ. Dev. Fin. Auth.,
Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625%	12/01/18	4,500	4,156,560
Res. Recov. Rfdg., Sub., Colver Proj., Ser. G, A.M.T.	NR	5.125%	12/01/15	1,600	1,555,856
Sew Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250%	01/01/32	750	776,235
US Airways Grp., Ser. B, Gty. Agmt.	Caa3	8.000%	05/01/29	500	514,650
Philadelphia, PA, GO, Ser. B, A.G.M.	Aa3	7.125%	07/15/38	1,500	1,662,060
Philadelphia Auth. For Indl. Dev. Rev., Please Touch Museum Proj.	BBB-(b)	5.250%	09/01/31	1,500	1,234,425
Somerset Cnty. Hosp. Auth. Rev.,

GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 02/10/97)(d)(f)(h)	NR	4.200%	06/01/09**	1,095	632,242
GF Somerset Healthcare First Mtge. (original cost $8,898,687; purchased 02/10/97)(d)(f)(h)	NR	4.250%	06/01/24	8,805	5,083,919
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500%	01/01/38	1,500	1,447,155

					29,575,599

Puerto Rico — 2.9%
Puerto Rico Comwlth., Rfdg. Pub. Impt., Ser. C, GO	A3	6.000%	07/01/39	800	816,616
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	A3	5.250%	01/01/15	2,000	2,114,540
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	A2	5.500%	07/01/28	2,500	2,606,575
Puerto Rico Pub. Bldg. Auth. Rev.,
Govt. Facs., Ser. P	A3	6.750%	07/01/36	750	813,015
Gtd. Rfdg. Govt. Facs., Ser. M	A3	6.000%	07/01/20	2,500	2,755,600
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250%	07/01/40	2,000	1,936,360
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec., Ser. A	A1	6.630%(i)	08/01/33	5,000	1,190,200
First Sub., Ser. A	A1	5.500%	08/01/42	1,500	1,509,105
First Sub., Ser. A	A1	5.750%	08/01/37	1,000	1,025,110
First Sub., Ser. A	A1	6.000%	08/01/42	1,500	1,567,770

					16,334,891

Rhode Island — 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000%	05/15/39	2,000	2,157,660

South Dakota — 0.5%
Educational Enhancement Funding Corp., Tobacco, Ser. B	Baa3	6.500%	06/01/32	2,800	2,834,608

Tennessee — 2.4%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625%	11/01/17	2,000	2,041,820
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000%	07/01/38	1,000	1,015,810
Rfdg. First Mtge., Mountain States Hlth., Ser. A, NATL, E.T.M.(g)	Baa1	6.750%	07/01/17	2,000	2,412,560
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	6.360%(i)	01/01/35	1,000	236,150
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500%	12/01/19	3,600	3,603,672
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa3	5.000%	02/01/18	2,000	2,052,340
Ser. C	Baa3	5.000%	02/01/22	1,000	1,000,000
Ser. C	Baa3	5.000%	02/01/25	1,500	1,478,295

					13,840,647

Texas — 14.4%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev., American Airlines Inc. Proj., A.M.T.	CCC+(b)	5.750%	12/01/29	2,500	1,780,875
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg.,
Second Tier, Ser. B	Ba2	5.750%	01/01/24	2,405	2,332,898
Second Tier, Ser. B	Ba2	5.750%	01/01/34	1,000	890,500

Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/01/14)	Ca	5.400%	10/01/29	1,000	820,900
TXU Energy Co. LLC, Rfdg., A.M.T.	Ca	5.400%	05/01/29	2,000	670,480
TXU Energy Rfdg. Elec. Rmkt., A.M.T.	Ca	8.250%	10/01/30	3,000	1,140,600
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125%	04/01/45	2,000	2,021,900
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien	Baa3	5.750%	01/01/25	1,000	1,035,700
Sr. Lien	Baa3	6.000%	01/01/41	2,000	1,972,700
Clifton Higher Ed. Fin. Corp. Rev.,
Tejano Ctr. Cmnty.	BBB-(b)	9.000%	02/15/38	2,000	2,212,560
Uplift Ed., Ser. A	BBB-(b)	6.125%	12/01/40	1,000	919,310
Dallas-Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., Rfdg., American Airlines, Inc.	Caa2	6.000%	11/01/14	3,000	2,872,110

American Airlines, Inc., A.M.T.	CCC+(b)	5.500%	11/01/30	2,000	1,368,140
American Airlines, Inc., A.M.T.	Caa2	6.375%	05/01/35	3,000	2,240,700
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125%	09/01/34	3,000	2,929,440
Hale Ctr. Edu. Facs. Rev., Corp. Rfdg. & Impt., Wayland Baptist	A-(b)	5.000%	03/01/35	1,250	1,172,613
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000%	02/01/23	750	780,180
Houston Arpt. Sys. Rev., Rfdg., Ref. Sub Lien, Ser. A, A.M.T.	A(b)	5.000%	07/01/25	250	249,990
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	BBB(b)	6.500%	05/15/31	1,000	1,044,800
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.000%	06/01/18	1,600	1,570,896
La Vernia Higher Ed. Fin. Corp. Ed. Rev.,
Kipp Inc., Ser. A	BBB(b)	6.375%	08/15/44	1,000	1,026,180
Lifeschools of Dallas, Ser. A	BBB-(b)	7.500%	08/15/41	2,000	2,065,580
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, GO, P.S.F.G.(j)	Aaa	5.000%	02/15/21	1,000	1,114,360
Love Field Airport Modernization Corp. Spl. Facs. Rev., Southwest Airlines Co. Proj.	Baa3	5.250%	11/01/40	3,500	3,312,400
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt.,
Ser. A (Prerefunded 05/15/15)(g)	A1	7.250%	05/15/37	4,905	6,040,017
Ser. A, Unrefunded Balance	A1	7.250%	05/15/37	95	103,527
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bnds. Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300%	11/01/29	1,000	1,055,020
Mission Econ. Dev. Corp. Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200%	04/01/18	2,000	2,026,840
North Tex. Twy. Auth. Rev., Rfdg.,
First Tier, Ser. A	A2	5.750%	01/01/40	3,500	3,525,935
First Tier, Ser. A	A2	6.250%	01/01/39	1,500	1,560,315
First Tier, Ser. C	A2	5.250%	01/01/44	2,250	2,110,432
First Tier, Sys.	A2	6.000%	01/01/38	2,000	2,063,760
Second Tier, Ser. F	A3	5.750%	01/01/38	2,500	2,506,500
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(b)	6.500%	08/15/39	1,000	1,019,370
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Ca	6.150%	08/01/22	1,000	355,230
San Juan Higher Edu. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	BBB(b)	6.700%	08/15/40	1,000	1,034,880
San Leanna Ed. Facs. Corp. Higher Ed. Rev., Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750%	06/01/32	2,750	2,430,478
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev.,
Mirador Proj. Ret. Fac., Temps. 75, Ser. B-1	NR	7.250%	11/15/16	1,000	999,940
Stayton At Museum Way Sr. Living Ctr. Proj. Temps., Ser. C-1	NR	7.500%	11/15/16	1,000	1,002,730
Texas Mun. Pwr. Agcy. Rev., NATL, E.T.M., C.A.B.S.(g)	A2	1.280%(i)	09/01/15	50	47,453
Texas Mun. Gas Acquisition & Supply Corp.,
Gas Supply Rev., Sr. Lien, Ser. A	A2	5.250%	12/15/26	3,900	3,771,963
Sr. Lien, Ser. D	A2	6.250%	12/15/26	2,000	2,139,100
Texas Private Activity Surface Transn. Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000%	06/30/40	4,670	4,965,424
NTE Mobility Partners	Baa2	6.875%	12/31/39	2,000	2,107,480
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	BBB(b)	5.375%	02/15/37	1,000	896,050
Ed. Cosmos Fndtn., Ser. A	BBB(b)	6.200%	02/15/40	1,000	1,000,620
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000%	08/15/30	2,000	1,787,260

					82,096,136

Utah — 0.3%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000%	08/15/41	1,500	1,500,945

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750%	10/01/37	750	788,505

Virginia — 1.1%
Mosaic District Cmnty. Dev. Auth. Rev., Ser. A	NR	6.875%	03/01/36	1,250	1,282,963
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac.

Rev., Sussex Apts., A.M.T.	NR	8.000%	09/01/26	5,025	5,027,311

					6,310,274

Washington — 1.7%
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375%	12/01/22	1,190	1,213,396
Skagit Valley Hosp.	Baa2	5.500%	12/01/30	1,250	1,225,125
Skagit Valley Hosp.	Baa2	5.750%	12/01/32	1,000	986,610
Skagit Valley Hosp.	Baa2	5.750%	12/01/35	625	605,856
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.500%	06/01/26	2,020	2,046,927
Washington St. Healthcare Fac. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500%	07/01/30	1,115	1,125,113
Seattle Childrens Hosp.	Aa3	5.625%	10/01/38	1,250	1,299,237
Swedish Hlth. Svcs., Ser. A	A2	6.500%	11/15/33	1,000	1,042,790

					9,545,054

Wisconsin — 0.6%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750%	08/01/35	1,500	1,288,125
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750%	08/15/34	1,250	1,224,937
Eastcastle Place, Inc. Proj.	NR	6.125%	12/01/34	1,000	684,610

					3,197,672

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750%	07/15/39	500	522,700

TOTAL LONG-TERM INVESTMENTS (cost $564,979,004)					553,312,363

SHORT-TERM INVESTMENTS — 2.7%
Alaska — 0.4%
Valdez Alaska Marine Term Rev., Rfdg., Ref.-Exxon Pipeline Co. Proj., Ser. C, F.R.D.D.	P-1	0.200%(c)	12/01/33	2,000	2,000,000

Kansas — 0.7%
Wichita Kans. Hosp. Rev., Var. Facs. Christi Hlth. VIII, Ser. B-1, F.R.D.D.	A-1+(b)	0.260%(c)	11/15/39	4,100	4,100,000

Texas — 1.6%
Dallas Tex. Performing Arts Cultural Facs. Corp. Cultural, Var. Dallas Arts Ctr. Fdtn., Ser. B, F.R.D.D.	VMIG1	0.200%(c)	09/01/41	8,935	8,935,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facs. Rev., Rfdg., Var. Ref. ExxonMobil Proj., Ser. A, F.R.D.D.	VMIG1	0.200%(c)	11/01/29	500	500,000

					9,435,000

TOTAL SHORT-TERM INVESTMENTS (cost $15,535,000)					15,535,000

TOTAL INVESTMENTS — 100.0% (cost $580,514,004)(k)					568,847,363
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (0.0)%					(66,927)

NET ASSETS — 100.0%					$568,780,436

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A.C.A.—ACA Financial Guaranty Corp.
A.G.C.—Assured Guaranty Corp.
A.G.M.—Assured Guaranty Municipal Corp.
A.M.B.A.C.—American Municipal Bond Assurance Corp.
A.M.T.—Alternative Minimum Tax.
C.A.B.S.—Capital Appreciation Bonds.
E.T.M.—Escrowed to Maturity.
F.H.L.M.C.—Federal Home Loan Mortgage Corp.

F.N.M.A.—Federal National Mortgage Association.
F.R.D.D.—Floating Rate Daily Demand Note.
G.N.M.A.—Government National Mortgage Association.
GO—General Obligation.
LLC—Limited Liability Corp.
NATL—National Public Finance Guaranty Corp.
NR—Not Rated by Moody’s or Standard & Poor’s.
P.S.F.G.—Permanent School Fund Guarantee Program.

(b)	Standard & Poor’s Rating.
(c)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at July 31, 2011.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default of interest payments or principal repayments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $11,425,464. The aggregate value of $6,455,175 is approximately 1.1% of net assets.
(g)	All or partial escrowed to maturity and pre-funded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(h)	Represents issuer in default of interest payments or principal repayments; stated rate does not reflect the current yield.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield on July 31, 2011.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of July 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$576,463,808	$23,313,028	$(30,929,473)	$(7,616,445)

The difference between book and tax basis were primarily attributable to the difference between financial and tax reporting with respect to accretion of market discount and other adjustments as of the most recent fiscal year end.

(l)	Liabilities in excess of other assets includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at July 31, 2011	Value at Trade Date	Unrealized Depreciation(1)
	Short Positions:
28	5 Year U.S. Treasury Notes	Sept. 2011	$3,400,469	$3,311,761	$(88,708)
45	10 Year U.S. Treasury Notes	Sept. 2011	5,655,937	5,463,192	(192,745)
82	U.S. Long Bonds	Sept. 2011	10,506,250	10,157,649	(348,601)

					$(630,054)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$568,847,363	$—
Other Financial Instruments*
Futures Contracts	(630,054)	—	—

Total	$(630,054)	$568,847,363	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

* Print the name and title of each signing officer under his or her signature.